UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01236

Deutsche Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  3/31

Date of reporting period:  12/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2014 (Unaudited)

Deutsche Alternative Asset Allocation Fund

	Shares	Value ($)
Mutual Funds 83.9%
Deutsche Diversified Market Neutral Fund "Institutional" * (a)	5,701,614	48,862,830
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	4,483,445	61,871,547
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	3,943,360	38,802,661
Deutsche Floating Rate Fund "Institutional" (a)	8,758,509	79,527,263
Deutsche Global Inflation Fund "Institutional" (a)	5,167,915	51,472,438
Deutsche Global Infrastructure Fund "Institutional" (a)	7,921,569	118,031,379
Deutsche Global Real Estate Securities Fund "Institutional" (a)	3,516,453	31,612,910
Deutsche Real Estate Securities Fund "Institutional" (a)	1,422,909	33,580,659
Deutsche Real Estate Securities Income Fund "Institutional" (a)	613,686	6,345,512

Total Mutual Funds (Cost $440,333,365)		470,107,199
Exchange-Traded Funds 13.9%
iShares Global Energy Fund	299,745	11,147,517
iShares North American Natural Resources Fund	314,287	12,043,478
SPDR Barclays Convertible Securities Fund	1,040,525	48,790,217
SPDR Barclays Short Term High Yield Bond Fund	195,888	5,663,122

Total Exchange-Traded Funds (Cost $78,136,558)		77,644,334
Cash Equivalents 1.8%
Central Cash Management Fund, 0.06% (a) (b) (Cost $10,161,185)	10,161,185	10,161,185

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $528,631,108) †	99.6	557,912,718
Other Assets and Liabilities, Net	0.4	2,029,662

Net Assets	100.0	559,942,380

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $547,323,562.  At December 31, 2014, net unrealized appreciation for all securities based on tax cost was $10,589,156.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $49,983,233 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $39,394,077.

*	Non-income producing security.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	The rate shown is the annualized seven-day yield at period end.
SPDR: Standard & Poor's Depositary Receipt

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended December 31, 2014 is as follows:

Affiliate	Value ($) at 3/31/2014	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distribu-tions ($)	Capital Gain Distribu-tions ($)	Value ($) at 12/31/2014
Deutsche Diversified Market Neutral Fund	87,272,491	50,000	37,706,000	(3,549,382)	—	—	48,862,830
Deutsche Enhanced Commodity Strategy Fund	74,513,923	3,405,210	5,919,000	(1,010,282)	2,295,210	—	61,871,547
Deutsche Enhanced Emerging Markets Fixed Income Fund	81,284,651	4,435,870	45,175,000	1,047,493	1,327,870	—	38,802,661
Deutsche Floating Rate Fund	98,725,790	3,197,771	18,873,000	(205,973)	2,708,771	—	79,527,263
Deutsche Global Inflation Fund	22,846,607	29,861,261	485,000	(12,101)	639,261	—	51,472,438
Deutsche Global Infrastructure Fund	102,677,232	22,735,213	13,979,000	955,348	1,568,353	5,182,860	118,031,379
Deutsche Global Real Estate Securities Fund	18,931,829	18,390,987	6,965,000	2,512,477	1,028,987	—	31,612,910
Deutsche Real Estate Securities Fund	—	42,484,724	9,248,000	(13,560)	377,716	2,054,007	33,580,659
Deutsche Real Estate Securities Income Fund	—	6,605,229	—	—	204,331	400,898	6,345,512
PowerShares DB U.S. Dollar Index Bullish ETF	11,827,915	—	11,776,807	(517,730)	—	—	—
Central Cash Management Fund	6,660,563	98,083,831	94,583,209	—	5,101	—	10,161,185
	504,741,001	229,250,096	244,710,016	(793,710)	10,155,600	7,637,765	480,268,384

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$470,107,199	$—	$—	$470,107,199
Exchange-Traded Funds	77,644,334	—	—	77,644,334
Short-Term Investments	10,161,185	—	—	10,161,185

Total	$557,912,718	$—	$—	$557,912,718

There have been no transfers between fair value measurement levels during the period ended December 31, 2014.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Alternative Asset Allocation Fund, a series of Deutsche Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 20, 2015